UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2019

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2019

Semiannual Report

Deutsche DWS Investments VIT Funds

DWS Equity 500 Index VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from your insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
12	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
22	Information About Your Fund’s Expenses
23	Proxy Voting
24	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity 500 Index VIP

Performance Summary	June 30, 2019 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 are 0.34%, 0.71% and 0.73% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Standard & Poor’s 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,843	$11,021	$14,773	$16,416	$38,335
	Average annual total return	18.43%	10.21%	13.89%	10.42%	14.38%
S&P 500 Index	Growth of $10,000	$11,854	$11,042	$14,889	$16,633	$39,416
	Average annual total return	18.54%	10.42%	14.19%	10.71%	14.70%

DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,817	$10,975	$14,624	$16,166	$37,317
	Average annual total return	18.17%	9.75%	13.51%	10.08%	14.07%
S&P 500 Index	Growth of $10,000	$11,854	$11,042	$14,889	$16,633	$39,416
	Average annual total return	18.54%	10.42%	14.19%	10.71%	14.70%

DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$11,816	$10,974	$14,596	$16,110	$36,920
	Average annual total return	18.16%	9.74%	13.43%	10.01%	13.95%
S&P 500 Index	Growth of $10,000	$11,854	$11,042	$14,889	$16,633	$39,416
	Average annual total return	18.54%	10.42%	14.19%	10.71%	14.70%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

DWS Equity 500 Index VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/19	12/31/18
Common Stocks	98%	99%
Cash Equivalents	2%	1%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/19	12/31/18
Information Technology	22%	20%
Health Care	14%	16%
Financials	13%	14%
Communication Services	10%	10%
Consumer Discretionary	10%	10%
Industrials	10%	9%
Consumer Staples	7%	7%
Energy	5%	5%
Utilities	3%	3%
Real Estate	3%	3%
Materials	3%	3%
	100%	100%

Ten Largest Equity Holdings (22.3% of Net Assets)
1.	Microsoft Corp.	4.1%
	Develops, manufactures, licenses, sells and supports software products
2.	Apple, Inc.	3.5%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
3.	Amazon.com, Inc.	3.1%
	Online retailer that offers a wide range of products, including books, music, videotapes, computers, electronics, home and garden, and numerous products
4.	Alphabet, Inc.	2.6%
	Holding company with subsidiaries that provide web-based search, advertisements, maps, software applications, mobile operating systems and a variety of other products
5.	Facebook, Inc.	1.9%
	Operates a social networking web site
6.	Berkshire Hathaway, Inc.	1.7%
	Holding company of insurance business and a variety of other businesses
7.	Johnson & Johnson	1.5%
	Provider of health care products
8.	JPMorgan Chase & Co.	1.4%
	Provider of global financial services
9.	Exxon Mobil Corp.	1.3%
	Explorer and producer of oil and gas
10.	Visa, Inc.	1.2%
	Operates a retail electronic payments network and manages global financial services

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

4	|	DWS Equity 500 Index VIP

Investment Portfolio	as of June 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 97.7%
Communication Services 10.0%
Diversified Telecommunication Services 2.0%

AT&T, Inc.	170,039	5,698,007

CenturyLink, Inc.	22,367	263,036

Verizon Communications, Inc.	96,363	5,505,218

		11,466,261

Entertainment 2.0%

Activision Blizzard, Inc.	17,911	845,399

Electronic Arts, Inc.*	6,952	703,960

Netflix, Inc.*	10,187	3,741,889

Take-Two Interactive Software, Inc.*	2,630	298,584

Viacom, Inc. “B”	8,328	248,757

Walt Disney Co.	40,667	5,678,740

		11,517,329

Interactive Media & Services 4.6%

Alphabet, Inc. “A”*	6,978	7,555,779

Alphabet, Inc. “C”*	7,142	7,719,859

Facebook, Inc. “A”*	55,987	10,805,491

TripAdvisor, Inc.*	2,420	112,022

Twitter, Inc.*	16,908	590,089

		26,783,240

Media 1.4%

CBS Corp. “B”	8,154	406,885

Charter Communications, Inc. “A”*	4,005	1,582,696

Comcast Corp. “A”	105,504	4,460,709

Discovery, Inc. “C”*	8,524	242,508

Discovery, Inc. “A”*	3,732	114,572

DISH Network Corp. “A”*	5,414	207,952

Fox Corp. “A”	8,327	305,101

Fox Corp. “B”	3,848	140,567

Interpublic Group of Companies, Inc.	9,057	204,598

News Corp. “A”	8,780	118,442

News Corp. “B”	3,121	43,569

Omnicom Group, Inc.	5,158	422,698

		8,250,297

Consumer Discretionary 9.9%
Auto Components 0.1%

Aptiv PLC	6,077	491,204

BorgWarner, Inc.	4,743	199,111

		690,315

Automobiles 0.4%

Ford Motor Co.	91,503	936,076

General Motors Co.	30,697	1,182,755

Harley-Davidson, Inc.	3,699	132,535

		2,251,366

Distributors 0.1%

Genuine Parts Co.	3,412	353,415

LKQ Corp.*	7,429	197,686

		551,101

Diversified Consumer Services 0.0%
H&R Block, Inc.	4,591	134,516

	Shares	Value ($)

Hotels, Restaurants & Leisure 1.9%

Carnival Corp.	9,295	432,682

Chipotle Mexican Grill, Inc.*	574	420,673

Darden Restaurants, Inc.	2,858	347,904

Hilton Worldwide Holdings, Inc.	6,787	663,362

Marriott International, Inc. “A”	6,435	902,766

McDonald’s Corp.	17,802	3,696,763

MGM Resorts International	11,762	336,040

Norwegian Cruise Line Holdings Ltd.*	5,074	272,119

Royal Caribbean Cruises Ltd.	3,985	483,022

Starbucks Corp.	28,228	2,366,353

Wynn Resorts Ltd.	2,252	279,226

Yum! Brands, Inc.	7,121	788,081

		10,988,991

Household Durables 0.3%

D.R. Horton, Inc.	7,969	343,703

Garmin Ltd.	2,841	226,712

Leggett & Platt, Inc.	3,043	116,760

Lennar Corp. “A”	6,697	324,536

Mohawk Industries, Inc.*	1,404	207,048

Newell Brands, Inc.	9,161	141,263

PulteGroup, Inc.	5,899	186,526

Whirlpool Corp.	1,494	212,686

		1,759,234

Internet & Direct Marketing Retail 3.6%

Amazon.com, Inc.*	9,637	18,248,912

Booking Holdings, Inc.*	1,008	1,889,708

eBay, Inc.	19,062	752,949

Expedia Group, Inc.	2,744	365,035

		21,256,604

Leisure Products 0.1%
Hasbro, Inc.	2,687	283,962

Multiline Retail 0.5%

Dollar General Corp.	6,012	812,582

Dollar Tree, Inc.*	5,518	592,578

Kohl’s Corp.	3,740	177,837

Macy’s, Inc.	7,290	156,444

Nordstrom, Inc.	2,533	80,701

Target Corp.	11,928	1,033,084

		2,853,226

Specialty Retail 2.2%

Advance Auto Parts, Inc.	1,671	257,568

AutoZone, Inc.*	571	627,797

Best Buy Co., Inc.	5,372	374,590

CarMax, Inc.*	3,887	337,508

Foot Locker, Inc.	2,692	112,849

Home Depot, Inc.	25,640	5,332,351

L Brands, Inc.	5,340	139,374

Lowe’s Companies, Inc.	18,238	1,840,397

O’Reilly Automotive, Inc.*	1,817	671,054

Ross Stores, Inc.	8,521	844,601

The Gap, Inc.	5,113	91,881

Tiffany & Co.	2,468	231,103

TJX Companies, Inc.	28,248	1,493,754

Tractor Supply Co.	2,792	303,770

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	5

	Shares	Value ($)

Ulta Salon, Cosmetics & Fragrance, Inc.*	1,283	445,060

		13,103,657

Textiles, Apparel & Luxury Goods 0.7%

Capri Holdings Ltd.*	3,622	125,611

Hanesbrands, Inc.	8,625	148,523

NIKE, Inc. “B”	29,290	2,458,895

PVH Corp.	1,789	169,311

Ralph Lauren Corp.	1,225	139,148

Tapestry, Inc.	6,851	217,382

Under Armour, Inc. “A”*	4,226	107,129

Under Armour, Inc. “C”*	4,609	102,320

VF Corp.	7,609	664,646

		4,132,965

Consumer Staples 7.1%
Beverages 1.8%

Brown-Forman Corp. “B”	3,931	217,895

Coca-Cola Co.	89,505	4,557,595

Constellation Brands, Inc. “A”	3,915	771,020

Molson Coors Brewing Co. “B”	4,407	246,792

Monster Beverage Corp.*	9,162	584,811

PepsiCo, Inc.	32,678	4,285,066

		10,663,179

Food & Staples Retailing 1.5%

Costco Wholesale Corp.	10,254	2,709,722

Kroger Co.	18,730	406,628

Sysco Corp.	11,052	781,597

Walgreens Boots Alliance, Inc.	18,083	988,598

Walmart, Inc.	32,594	3,601,311

		8,487,856

Food Products 1.1%

Archer-Daniels-Midland Co.	13,114	535,051

Campbell Soup Co.	4,551	182,359

Conagra Brands, Inc.	11,448	303,601

General Mills, Inc.	14,003	735,437

Hormel Foods Corp. (a)	6,413	259,983

Kellogg Co.	5,709	305,831

Kraft Heinz Co.	14,557	451,849

Lamb Weston Holdings, Inc.	3,338	211,496

McCormick & Co., Inc.	2,845	441,003

Mondelez International, Inc. “A”	33,519	1,806,674

The Hershey Co.	3,254	436,134

The JM Smucker Co.	2,680	308,709

Tyson Foods, Inc. “A”	6,851	553,150

		6,531,277

Household Products 1.7%

Church & Dwight Co., Inc.	5,686	415,419

Clorox Co.	2,973	455,196

Colgate-Palmolive Co.	19,996	1,433,113

Kimberly-Clark Corp.	7,991	1,065,041

Procter & Gamble Co.	58,452	6,409,262

		9,778,031

Personal Products 0.2%

Coty, Inc. “A”	7,099	95,127

Estee Lauder Companies, Inc. “A”	5,111	935,875

		1,031,002

	Shares	Value ($)

Tobacco 0.8%

Altria Group, Inc.	43,665	2,067,538

Philip Morris International, Inc.	36,220	2,844,356

		4,911,894

Energy 4.9%
Energy Equipment & Services 0.4%

Baker Hughes a GE Co.	12,087	297,703

Halliburton Co.	20,420	464,351

Helmerich & Payne, Inc.	2,545	128,828

National Oilwell Varco, Inc.	9,031	200,759

Schlumberger Ltd.	32,286	1,283,046

TechnipFMC PLC	9,710	251,877

		2,626,564

Oil, Gas & Consumable Fuels 4.5%

Anadarko Petroleum Corp.	11,715	826,610

Apache Corp.	8,736	253,082

Cabot Oil & Gas Corp.	9,980	229,141

Chevron Corp.	44,404	5,525,634

Cimarex Energy Co.	2,387	141,621

Concho Resources, Inc.	4,641	478,858

ConocoPhillips	26,324	1,605,764

Devon Energy Corp.	9,809	279,753

Diamondback Energy, Inc.	3,635	396,106

EOG Resources., Inc.	13,559	1,263,156

Exxon Mobil Corp.	98,636	7,558,477

Hess Corp.	6,001	381,483

HollyFrontier Corp.	3,658	169,292

Kinder Morgan, Inc.	45,188	943,525

Marathon Oil Corp.	19,274	273,883

Marathon Petroleum Corp.	15,440	862,787

Noble Energy, Inc.	10,955	245,392

Occidental Petroleum Corp.	17,388	874,269

ONEOK, Inc.	9,560	657,824

Phillips 66	9,734	910,518

Pioneer Natural Resources Co.	3,901	600,208

Valero Energy Corp.	9,690	829,561

Williams Companies, Inc.	28,115	788,345

		26,095,289

Financials 12.8%
Banks 5.4%

Bank of America Corp.	206,048	5,975,392

BB&T Corp.	17,901	879,476

Citigroup, Inc.	53,881	3,773,286

Citizens Financial Group, Inc.	10,752	380,191

Comerica, Inc.	3,542	257,291

Fifth Third Bancorp.	16,837	469,752

First Republic Bank	3,863	377,222

Huntington Bancshares, Inc.	24,577	339,654

JPMorgan Chase & Co.	75,602	8,452,303

KeyCorp	23,625	419,344

M&T Bank Corp.	3,169	538,952

People’s United Financial, Inc.	9,287	155,836

PNC Financial Services Group, Inc.	10,535	1,446,245

Regions Financial Corp.	23,739	354,661

SunTrust Banks, Inc.	10,373	651,943

SVB Financial Group*	1,229	276,021

U.S. Bancorp.	34,774	1,822,158

Wells Fargo & Co.	94,242	4,459,531

Zions Bancorp. NA	4,165	191,507

		31,220,765

The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity 500 Index VIP

	Shares	Value ($)

Capital Markets 2.6%

Affiliated Managers Group, Inc.	1,150	105,961

Ameriprise Financial, Inc.	3,102	450,286

Bank of New York Mellon Corp.	20,565	907,945

BlackRock, Inc.	2,773	1,301,369

Cboe Global Markets, Inc.	2,572	266,536

Charles Schwab Corp.	27,731	1,114,509

CME Group, Inc.	8,343	1,619,460

E*TRADE Financial Corp.	5,615	250,429

Franklin Resources., Inc.	6,756	235,109

Intercontinental Exchange, Inc.	13,187	1,133,291

Invesco Ltd.	9,298	190,237

MarketAxess Holdings, Inc.	878	282,207

Moody’s Corp.	3,849	751,748

Morgan Stanley	29,774	1,304,399

MSCI, Inc.	1,981	473,043

Nasdaq, Inc.	2,707	260,332

Northern Trust Corp.	5,046	454,140

Raymond James Financial, Inc.	2,965	250,691

S&P Global, Inc.	5,735	1,306,376

State Street Corp.	8,626	483,573

T. Rowe Price Group, Inc.	5,541	607,903

The Goldman Sachs Group., Inc.	7,945	1,625,547

		15,375,091

Consumer Finance 0.7%

American Express Co.	15,950	1,968,868

Capital One Financial Corp.	10,955	994,057

Discover Financial Services	7,583	588,365

Synchrony Financial	14,729	510,654

		4,061,944

Diversified Financial Services 1.7%

Berkshire Hathaway, Inc. “B”*	45,173	9,629,528

Jefferies Financial Group, Inc.	5,846	112,419

		9,741,947

Insurance 2.4%

Aflac, Inc.	17,436	955,667

Allstate Corp.	7,794	792,572

American International Group, Inc.	20,179	1,075,137

Aon PLC	5,622	1,084,934

Arthur J. Gallagher & Co.	4,321	378,476

Assurant, Inc.	1,460	155,315

Chubb Ltd.	10,643	1,567,607

Cincinnati Financial Corp.	3,567	369,791

Everest Re Group Ltd.	962	237,787

Hartford Financial Services Group, Inc.	8,471	472,004

Lincoln National Corp.	4,688	302,142

Loews Corp.	6,181	337,915

Marsh & McLennan Companies, Inc.	11,922	1,189,220

MetLife, Inc.	22,043	1,094,876

Principal Financial Group, Inc.	6,102	353,428

Progressive Corp.	13,555	1,083,451

Prudential Financial, Inc.	9,409	950,309

The Travelers Companies, Inc.	6,118	914,763

Torchmark Corp.	2,350	210,231

Unum Group	4,820	161,711

Willis Towers Watson PLC	3,020	578,451

		14,265,787

	Shares	Value ($)

Health Care 13.9%
Biotechnology 2.1%

AbbVie, Inc.	34,442	2,504,622

Alexion Pharmaceuticals, Inc.*	5,248	687,383

Amgen, Inc.	14,206	2,617,882

Biogen., Inc.*	4,513	1,055,455

Celgene Corp.*	16,429	1,518,697

Gilead Sciences, Inc.	29,592	1,999,236

Incyte Corp.*	4,190	355,982

Regeneron Pharmaceuticals, Inc.*	1,841	576,233

Vertex Pharmaceuticals, Inc.*	5,983	1,097,163

		12,412,653

Health Care Equipment & Supplies 3.5%

Abbott Laboratories	41,100	3,456,510

ABIOMED, Inc.*	1,059	275,859

Align Technology, Inc.*	1,702	465,837

Baxter International, Inc.	11,086	907,943

Becton, Dickinson & Co.	6,286	1,584,135

Boston Scientific Corp.*	32,410	1,392,982

Danaher Corp.	14,675	2,097,351

DENTSPLY SIRONA, Inc.	5,377	313,802

Edwards Lifesciences Corp.*	4,872	900,053

Hologic, Inc.*	6,271	301,134

IDEXX Laboratories, Inc.*	2,009	553,138

Intuitive Surgical, Inc.*	2,688	1,409,990

Medtronic PLC	31,224	3,040,905

ResMed, Inc.	3,370	411,241

Stryker Corp.	7,232	1,486,755

Teleflex, Inc.	1,078	356,980

The Cooper Companies, Inc.	1,162	391,466

Varian Medical Systems, Inc.*	2,131	290,093

Zimmer Biomet Holdings, Inc.	4,734	557,381

		20,193,555

Health Care Providers & Services 2.6%

AmerisourceBergen Corp.	3,575	304,804

Anthem, Inc.	5,998	1,692,696

Cardinal Health, Inc.	7,024	330,830

Centene Corp.*	9,583	502,533

Cigna Corp.	8,828	1,390,851

CVS Health Corp.	30,269	1,649,358

DaVita, Inc.*	2,978	167,542

HCA Healthcare, Inc.	6,211	839,541

Henry Schein, Inc.*	3,480	243,252

Humana, Inc.	3,146	834,634

Laboratory Corp. of America Holdings*	2,284	394,904

McKesson Corp.	4,432	595,616

Quest Diagnostics, Inc.	3,138	319,480

UnitedHealth Group, Inc.	22,143	5,403,113

Universal Health Services, Inc. “B”	1,960	255,564

WellCare Health Plans, Inc.*	1,180	336,383

		15,261,101

Health Care Technology 0.1%
Cerner Corp.	7,542	552,829

Life Sciences Tools & Services 1.1%

Agilent Technologies, Inc.	7,320	546,584

Illumina, Inc.*	3,414	1,256,864

IQVIA Holdings, Inc.*	3,683	592,595

Mettler-Toledo International, Inc.*	581	488,040

PerkinElmer, Inc.	2,600	250,484

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	7

	Shares	Value ($)

Thermo Fisher Scientific, Inc.	9,320	2,737,097

Waters Corp.*	1,615	347,613

		6,219,277

Pharmaceuticals 4.5%

Allergan PLC	7,175	1,201,310

Bristol-Myers Squibb Co.	38,094	1,727,563

Eli Lilly & Co.	20,131	2,230,314

Johnson & Johnson	61,874	8,617,811

Merck & Co., Inc.	60,008	5,031,671

Mylan NV*	12,153	231,393

Nektar Therapeutics*	3,963	141,004

Perrigo Co. PLC	2,973	141,574

Pfizer, Inc.	129,364	5,604,048

Zoetis, Inc.	11,125	1,262,576

		26,189,264

Industrials 9.2%
Aerospace & Defense 2.5%

Arconic, Inc.	9,166	236,666

Boeing Co.	12,191	4,437,646

General Dynamics Corp.	6,331	1,151,102

Huntington Ingalls Industries, Inc.	975	219,121

L3 Technologies, Inc.	1,837	450,377

L3Harris Technologies, Inc.	2,760	521,999

Lockheed Martin Corp.	5,733	2,084,175

Northrop Grumman Corp.	3,962	1,280,162

Raytheon Co.	6,491	1,128,655

Textron, Inc.	5,357	284,135

TransDigm Group, Inc.*	1,142	552,500

United Technologies Corp.	18,909	2,461,952

		14,808,490

Air Freight & Logistics 0.5%

C.H. Robinson Worldwide, Inc.	3,134	264,353

Expeditors International of Washington, Inc.	3,953	299,875

FedEx Corp.	5,580	916,180

United Parcel Service, Inc. “B”	16,274	1,680,616

		3,161,024

Airlines 0.4%

Alaska Air Group, Inc.	2,928	187,128

American Airlines Group, Inc.	9,168	298,968

Delta Air Lines, Inc.	13,886	788,031

Southwest Airlines Co.	11,324	575,033

United Continental Holdings, Inc.*	5,182	453,684

		2,302,844

Building Products 0.3%

A.O. Smith Corp.	3,293	155,298

Allegion PLC	2,155	238,235

Fortune Brands Home & Security, Inc.	3,234	184,758

Johnson Controls International PLC	18,518	764,979

Masco Corp.	6,948	272,640

		1,615,910

Commercial Services & Supplies 0.4%

Cintas Corp.	1,983	470,546

Copart, Inc.*	4,658	348,139

Republic Services, Inc.	5,065	438,832

Rollins, Inc.	3,415	122,496

Waste Management, Inc.	9,130	1,053,328

		2,433,341

	Shares	Value ($)

Construction & Engineering 0.1%

Jacobs Engineering Group, Inc.	2,668	225,153

Quanta Services, Inc.	3,265	124,690

		349,843

Electrical Equipment 0.5%

AMETEK, Inc.	5,260	477,819

Eaton Corp. PLC	9,837	819,225

Emerson Electric Co.	14,272	952,228

Rockwell Automation, Inc.	2,765	452,990

		2,702,262

Industrial Conglomerates 1.4%

3M Co.	13,437	2,329,170

General Electric Co.	203,217	2,133,778

Honeywell International, Inc.	16,986	2,965,586

Roper Technologies, Inc.	2,430	890,012

		8,318,546

Machinery 1.6%

Caterpillar, Inc.	13,352	1,819,744

Cummins, Inc.	3,398	582,213

Deere & Co.	7,388	1,224,265

Dover Corp.	3,396	340,279

Flowserve Corp.	2,969	156,437

Fortive Corp.	6,834	557,108

Illinois Tool Works, Inc.	6,999	1,055,519

Ingersoll-Rand PLC	5,608	710,365

PACCAR, Inc.	8,133	582,811

Parker-Hannifin Corp.	2,983	507,140

Pentair PLC	3,721	138,421

Snap-on, Inc.	1,267	209,866

Stanley Black & Decker, Inc.	3,563	515,245

Wabtec Corp. (a)	3,718	266,804

Xylem, Inc.	4,237	354,383

		9,020,600

Professional Services 0.3%

Equifax, Inc.	2,790	377,320

IHS Markit Ltd.*	8,533	543,723

Nielsen Holdings PLC	8,423	190,360

Robert Half International, Inc.	2,755	157,062

Verisk Analytics, Inc.	3,826	560,356

		1,828,821

Road & Rail 1.0%

CSX Corp.	17,885	1,383,763

J.B. Hunt Transport Services, Inc.	1,986	181,540

Kansas City Southern	2,376	289,444

Norfolk Southern Corp.	6,213	1,238,437

Union Pacific Corp.	16,502	2,790,653

		5,883,837

Trading Companies & Distributors 0.2%

Fastenal Co.	13,306	433,643

United Rentals, Inc.*	1,799	238,601

W.W. Grainger, Inc.	1,054	282,714

		954,958

Information Technology 21.0%
Communications Equipment 1.2%

Arista Networks, Inc.*	1,228	318,813

Cisco Systems, Inc.	99,778	5,460,850

F5 Networks, Inc.*	1,392	202,717

The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index VIP

	Shares	Value ($)

Juniper Networks, Inc.	7,866	209,471

Motorola Solutions, Inc.	3,857	643,078

		6,834,929

Electronic Equipment, Instruments & Components 0.5%

Amphenol Corp. “A”	6,922	664,097

Corning, Inc.	18,202	604,852

FLIR Systems, Inc.	3,199	173,066

IPG Photonics Corp.*	812	125,251

Keysight Technologies, Inc.*	4,342	389,955

TE Connectivity Ltd.	7,861	752,927

		2,710,148

IT Services 5.2%

Accenture PLC “A”	14,871	2,747,715

Akamai Technologies, Inc.*	3,828	306,776

Alliance Data Systems Corp.	1,068	149,659

Automatic Data Processing, Inc.	10,118	1,672,809

Broadridge Financial Solutions, Inc.	2,706	345,502

Cognizant Technology Solutions Corp. “A”	13,214	837,635

DXC Technology Co.	6,314	348,217

Fidelity National Information Services, Inc.	7,567	928,320

Fiserv, Inc.*	9,091	828,736

FleetCor Technologies, Inc.*	2,011	564,789

Gartner, Inc.*	2,076	334,111

Global Payments, Inc.	3,665	586,876

International Business Machines Corp.	20,648	2,847,359

Jack Henry & Associates, Inc.	1,768	236,771

Mastercard, Inc. “A”	20,952	5,542,432

Paychex, Inc.	7,431	611,497

PayPal Holdings, Inc.*	27,382	3,134,144

Total System Services, Inc.	3,781	484,989

VeriSign, Inc.*	2,438	509,932

Visa, Inc. “A”	40,536	7,035,023

Western Union Co.	10,165	202,182

		30,255,474

Semiconductors & Semiconductor Equipment 3.7%

Advanced Micro Devices, Inc.*	20,722	629,327

Analog Devices, Inc.	8,621	973,052

Applied Materials, Inc.	21,818	979,846

Broadcom, Inc.	9,225	2,655,508

Intel Corp.	104,340	4,994,756

KLA-Tencor Corp.	3,768	445,378

Lam Research Corp.	3,489	655,374

Maxim Integrated Products, Inc.	6,410	383,446

Microchip Technology, Inc. (a)	5,495	476,417

Micron Technology, Inc.*	25,749	993,654

NVIDIA Corp.	14,191	2,330,588

Qorvo, Inc.*	2,770	184,510

QUALCOMM., Inc.	28,330	2,155,063

Skyworks Solutions, Inc.	3,976	307,226

Texas Instruments, Inc.	21,878	2,510,719

Xilinx, Inc.	5,947	701,270

		21,376,134

Software 6.6%

Adobe, Inc.*	11,366	3,348,992

ANSYS, Inc.*	1,973	404,110

Autodesk, Inc.*	5,090	829,161

Cadence Design Systems, Inc.*	6,574	465,505

	Shares	Value ($)

Citrix Systems, Inc.	2,939	288,433

Fortinet, Inc.*	3,325	255,460

Intuit, Inc.	6,048	1,580,524

Microsoft Corp.	178,568	23,920,969

Oracle Corp.	56,531	3,220,571

Red Hat, Inc.*	4,149	779,016

salesforce.com, Inc.*	18,089	2,744,644

Symantec Corp.	14,585	317,370

Synopsys, Inc.*	3,512	451,959

		38,606,714

Technology Hardware, Storage & Peripherals 3.8%

Apple, Inc.	101,867	20,161,517

Hewlett Packard Enterprise Co.	31,055	464,272

HP, Inc.	35,147	730,706

NetApp, Inc.	5,813	358,662

Seagate Technology PLC	5,850	275,652

Western Digital Corp.	6,865	326,431

Xerox Corp.	4,443	157,327

		22,474,567

Materials 2.7%
Chemicals 2.0%

Air Products & Chemicals, Inc.	5,145	1,164,674

Albemarle Corp.	2,507	176,518

Celanese Corp.	2,924	315,207

CF Industries Holdings, Inc.	5,231	244,340

Corteva, Inc.*	17,302	511,620

Dow, Inc.	17,460	860,953

DuPont de Nemours, Inc.	17,445	1,309,596

Eastman Chemical Co.	3,172	246,877

Ecolab, Inc.	5,895	1,163,909

FMC Corp.	3,086	255,984

International Flavors & Fragrances, Inc.	2,335	338,785

Linde PLC	12,651	2,540,321

LyondellBasell Industries NV “A”	7,039	606,269

PPG Industries, Inc.	5,533	645,756

The Mosaic Co.	8,432	211,053

The Sherwin-Williams Co.	1,891	866,626

		11,458,488

Construction Materials 0.1%

Martin Marietta Materials, Inc.	1,473	338,952

Vulcan Materials Co.	3,058	419,894

		758,846

Containers & Packaging 0.4%

Amcor PLC*	37,554	431,495

Avery Dennison Corp.	1,963	227,080

Ball Corp.	7,844	549,002

International Paper Co.	9,232	399,930

Packaging Corp. of America	2,157	205,605

Sealed Air Corp.	3,699	158,243

WestRock Co.	6,029	219,878

		2,191,233

Metals & Mining 0.2%

Freeport-McMoRan, Inc.	33,415	387,948

Newmont Goldcorp Corp.	19,190	738,239

Nucor Corp.	7,158	394,406

		1,520,593

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	9

	Shares	Value ($)

Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs) 2.9%

Alexandria Real Estate Equities, Inc.	2,633	371,490

American Tower Corp.	10,303	2,106,448

Apartment Investment & Management Co. “A”	3,520	176,422

AvalonBay Communities, Inc.	3,268	663,992

Boston Properties, Inc.	3,573	460,917

Crown Castle International Corp.	9,662	1,259,442

Digital Realty Trust, Inc.	4,869	573,520

Duke Realty Corp.	8,484	268,179

Equinix, Inc.	1,959	987,904

Equity Residential	8,589	652,077

Essex Property Trust, Inc.	1,525	445,193

Extra Space Storage, Inc.	2,924	310,236

Federal Realty Investment Trust	1,737	223,656

HCP, Inc.	10,989	351,428

Host Hotels & Resorts, Inc.	17,249	314,277

Iron Mountain, Inc.	6,655	208,302

Kimco Realty Corp.	10,024	185,244

Mid-America Apartment Communities, Inc.	2,691	316,892

Prologis, Inc.	14,671	1,175,147

Public Storage	3,487	830,499

Realty Income Corp.	7,315	504,516

Regency Centers Corp.	3,951	263,690

SBA Communications Corp. *	2,637	592,903

Simon Property Group, Inc.	7,182	1,147,396

SL Green Realty Corp.	1,990	159,936

The Macerich Co.	2,568	86,002

UDR, Inc.	6,532	293,221

Ventas, Inc.	8,589	587,058

Vornado Realty Trust	4,086	261,913

Welltower, Inc.	9,430	768,828

Weyerhaeuser Co.	17,452	459,686

		17,006,414

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	7,343	376,696

Utilities 3.2%
Electric Utilities 1.9%

Alliant Energy Corp.	5,543	272,050

American Electric Power Co., Inc.	11,472	1,009,651

Duke Energy Corp.	16,970	1,497,433

Edison International	7,554	509,215

Entergy Corp.	4,432	456,186

Evergy, Inc.	5,651	339,908

Eversource Energy	7,477	566,458

Exelon Corp.	22,538	1,080,472

FirstEnergy Corp.	11,823	506,143

NextEra Energy, Inc.	11,170	2,288,286

Pinnacle West Capital Corp.	2,649	249,244

PPL Corp.	16,731	518,828

Southern Co.	24,266	1,341,424

Xcel Energy, Inc.	12,034	715,903

		11,351,201

	Shares	Value ($)

Gas Utilities 0.1%
Atmos Energy Corp.	2,766	291,979

Independent Power & Renewable Electricity Producers 0.1%

AES Corp.	15,627	261,908

NRG Energy, Inc.	6,140	215,637

		477,545

Multi-Utilities 1.0%

Ameren Corp.	5,778	433,986

CenterPoint Energy, Inc.	11,824	338,521

CMS Energy Corp.	6,553	379,484

Consolidated Edison, Inc.	7,618	667,946

Dominion Energy, Inc	18,698	1,445,729

DTE Energy Co.	4,240	542,211

NiSource, Inc.	8,560	246,528

Public Service Enterprise Group, Inc.	11,705	688,488

Sempra Energy	6,368	875,218

WEC Energy Group, Inc.	7,320	610,269

		6,228,380

Water Utilities 0.1%
American Water Works Co., Inc.	4,240	491,840
Total Common Stocks (Cost $269,200,712)		569,434,026

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.42%**, 7/18/2019 (b) (Cost $659,261)	660,000	659,361

	Shares	Value ($)
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (c) (d) (Cost $997,200)	997,200	997,200

Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 2.40% (c) (Cost $12,667,743)	12,667,743	12,667,743

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $283,524,916)	100.2	583,758,330
Other Assets and Liabilities, Net	(0.2)	(1,002,505)
Net Assets	100.0	582,755,825

The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity 500 Index VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (c) (d)
564,200	433,000	(e)	—	—	—	1,064	—	997,200	997,200
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 2.40% (c)
3,904,662	31,196,981		22,433,900	—	—	69,691	—	12,667,743	12,667,743
4,468,862	31,629,981		22,433,900	—	—	70,755	—	13,664,943	13,664,943

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $985,041, which is 0.2% of net assets.

(b)	At June 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.

S&P: Standard & Poor’s

At June 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/20/2019	92	13,342,735	13,543,320	200,585

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$569,434,026	$—	$—	$569,434,026
Government & Agency Obligation	—	659,361	—	659,361
Short-Term Investments (f)	13,664,943	—	—	13,664,943
Derivatives (g) Futures Contracts	200,585	—	—	200,585
Total	$583,299,554	$659,361	$—	$583,958,915

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	11

Statement of

Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $269,859,973) — including $985,041 of securities loaned	$570,093,387
Investment in DWS Government & Agency Securities Portfolio (cost $997,200)*	997,200
Investment in DWS Central Cash Management Government Fund (cost $12,667,743)	12,667,743
Cash	10,891
Receivable for Fund shares sold	87,801
Dividends receivable	470,658
Interest receivable	15,734
Receivable for variation margin on futures contracts	62,938
Other assets	6,723
Total assets	584,413,075

Liabilities
Payable upon return of securities loaned	997,200
Payable for investments purchased	282,207
Payable for Fund shares redeemed	200,905
Accrued management fee	53,119
Accrued Trustees’ fees	2,121
Other accrued expenses and payables	121,698
Total liabilities	1,657,250
Net assets, at value	$582,755,825

Net Assets Consist of
Distributable earnings (loss)	310,781,464
Paid-in capital	271,974,361
Net assets, at value	$582,755,825

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($538,923,347 ÷ 25,802,355 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.89
Class B

Net Asset Value, offering and redemption price per share ($27,326,844 ÷ 1,306,865 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.91
Class B2

Net Asset Value, offering and redemption price per share ($16,505,634 ÷ 788,672 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.93
*	Represents collateral on securities loaned.

     Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income:
Dividends	$5,410,065
Interest	5,973
Income distributions — DWS Central Cash Management Government Fund	69,691
Securities lending income, net of borrower rebates	1,064
Total income	5,486,793
Expenses:
Management fee	554,577
Administration fee	277,288
Services to shareholders	1,439
Recordkeeping fee (Class B and Class B-2)	26,392
Distribution service fees (Class B and Class B-2)	49,950
Custodian fee	10,759
Professional fees	45,344
Reports to shareholders	26,024
Trustees’ fees and expenses	15,962
Other	21,913
Total expenses before expense reductions	1,029,648
Expense reductions	(177,144)
Total expenses after expense reductions	852,504
Net investment income (loss)	4,634,289

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	13,804,178
Futures	688,641
14,492,819
Change in net unrealized appreciation (depreciation) on:
Investments	72,808,208
Futures	313,526
73,121,734
Net gain (loss)	87,614,553
Net increase (decrease) in net assets resulting from operations	$92,248,842

The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income (loss)	$4,634,289	$9,800,551
Net realized gain (loss)	14,492,819	29,697,624
Change in net unrealized appreciation (depreciation)	73,121,734	(62,661,892)
Net increase (decrease) in net assets resulting from operations	92,248,842	(23,163,717)
Distributions to shareholders:
Class A	(36,093,488)	(55,569,580)
Class B	(1,569,494)	(2,605,149)
Class B2	(1,061,800)	(1,716,159)
Total distributions	(38,724,782)	(59,890,888)
Fund share transactions:
Class A
Proceeds from shares sold	8,614,007	14,838,059
Reinvestment of distributions	36,093,488	55,569,580
Payments for shares redeemed	(27,219,265)	(62,569,499)
Net increase (decrease) in net assets from Class A share transactions	17,488,230	7,838,140
Class B
Proceeds from shares sold	5,369,884	5,836,040
Reinvestment of distributions	1,569,494	2,605,149
Payments for shares redeemed	(2,899,700)	(8,730,248)
Net increase (decrease) in net assets from Class B share transactions	4,039,678	(289,059)
Class B2
Proceeds from shares sold	340,394	735,371
Reinvestment of distributions	1,061,800	1,716,159
Payments for shares redeemed	(1,324,567)	(2,402,184)
Net increase (decrease) in net assets from Class B2 share transaction	77,627	49,346
Increase (decrease) in net assets	75,129,595	(75,456,178)
Net assets at beginning of period	507,626,230	583,082,408

Net assets at end of period	$582,755,825	$507,626,230

Other Information	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Class A
Shares outstanding at beginning of period	24,962,490	24,366,996
Shares sold	418,439	693,526
Shares issued to shareholders in reinvestment of distributions	1,743,647	2,826,530
Shares redeemed	(1,322,221)	(2,924,562)
Net increase (decrease) in Class A shares	839,865	595,494

Shares outstanding at end of period	25,802,355	24,962,490
Class B
Shares outstanding at beginning of period	1,109,669	1,138,481
Shares sold	261,962	275,349
Shares issued to shareholders in reinvestment of distributions	75,675	132,308
Shares redeemed	(140,441)	(436,469)
Net increase (decrease) in Class B shares	197,196	(28,812)

Shares outstanding at end of period	1,306,865	1,109,669
Class B2
Shares outstanding at beginning of period	784,684	776,819
Shares sold	16,522	34,095
Shares issued to shareholders in reinvestment of distributions	51,146	87,115
Shares redeemed	(63,680)	(113,345)
Net increase (decrease) in Class B2 shares	3,988	7,865

Shares outstanding at end of period	788,672	784,684

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	13

Financial Highlights

	Six Months Ended 6/30/19		Years Ended December 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$18.90		$22.19	$19.58	$19.40	$20.41	$19.01
Income (loss) from investment operations:
Net investment income (loss)[a]	.17		.37	.34	.35	.35	.33
Net realized and unrealized gain (loss)	3.30		(1.31)	3.69	1.74	(.10)	2.10
Total from investment operations	3.47		(.94)	4.03	2.09	.25	2.43
Less distributions from:
Net investment income	(.43)		(.38)	(.37)	(.40)	(.33)	(.37)
Net realized gains	(1.05)		(1.97)	(1.05)	(1.51)	(.93)	(.66)
Total distributions	(1.48)		(2.35)	(1.42)	(1.91)	(1.26)	(1.03)
Net asset value, end of period	$20.89		$18.90	$22.19	$19.58	$19.40	$20.41
Total Return (%)[b]	18.43	**	(4.65)	21.53	11.61	1.13	13.39

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	539		472	541	519	530	610
Ratio of expenses before expense reductions (%)[c]	.34	*	.34	.34	.34	.34	.34
Ratio of expenses after expense reductions (%)[c]	.28	*	.30	.33	.33	.33	.33
Ratio of net investment income (%)	1.70	*	1.73	1.67	1.88	1.77	1.70
Portfolio turnover rate (%)	1	**	3	3	4	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/19		Years Ended December 31,
Class B	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$18.89		$22.17	$19.58	$19.40	$20.40	$19.01
Income (loss) from investment operations:
Net investment income (loss)[a]	.14		.29	.28	.30	.30	.28
Net realized and unrealized gain (loss)	3.28		(1.29)	3.67	1.74	(.09)	2.09
Total from investment operations	3.42		(1.00)	3.95	2.04	.21	2.37
Less distributions from:
Net investment income	(.35)		(.31)	(.31)	(.35)	(.28)	(.32)
Net realized gains	(1.05)		(1.97)	(1.05)	(1.51)	(.93)	(.66)
Total distributions	(1.40)		(2.28)	(1.36)	(1.86)	(1.21)	(.98)
Net asset value, end of period	$20.91		$18.89	$22.17	$19.58	$19.40	$20.40
Total Return (%)[b]	18.17	**	(4.94)	21.07	11.32	.92	13.05

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27		21	25	18	12	7
Ratio of expenses before expense reductions (%)[c]	.72	*	.71	.71	.69	.67	.62
Ratio of expenses after expense reductions (%)[c]	.65	*	.65	.65	.61	.58	.58
Ratio of net investment income (%)	1.34	*	1.38	1.35	1.61	1.53	1.45
Portfolio turnover rate (%)	1	**	3	3	4	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

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	Six Months Ended 6/30/19		Years Ended December 31,
Class B2	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$18.90		$22.18	$19.57	$19.39	$20.40	$18.99
Income (loss) from investment operations:
Net investment income (loss)[a]	.13		.28	.26	.28	.28	.27
Net realized and unrealized gain (loss)	3.29		(1.30)	3.69	1.74	(.10)	2.09
Total from investment operations	3.42		(1.02)	3.95	2.02	.18	2.36
Less distributions from:
Net investment income	(.34)		(.29)	(.29)	(.33)	(.26)	(.29)
Net realized gains	(1.05)		(1.97)	(1.05)	(1.51)	(.93)	(.66)
Total distributions	(1.39)		(2.26)	(1.34)	(1.84)	(1.19)	(.95)
Net asset value, end of period	$20.93		$18.90	$22.18	$19.57	$19.39	$20.40
Total Return (%)[b]	18.16	**	(5.00)	21.06	11.20	.76	13.00

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17		15	17	17	17	19
Ratio of expenses before expense reductions (%)[c]	.74	*	.73	.74	.74	.74	.74
Ratio of expenses after expense reductions (%)[c]	.67	*	.70	.72	.71	.68	.68
Ratio of net investment income (%)	1.31	*	1.32	1.27	1.50	1.42	1.35
Portfolio turnover rate (%)	1	**	3	3	4	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	15

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to recordkeeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price

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and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2019, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At June 30, 2019, the aggregate cost of investments for federal income tax purposes was $292,369,489. The net unrealized appreciation for all investments based on tax cost was $291,391,367. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $314,208,521 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $22,817,154.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and

DWS Equity 500 Index VIP	|	17

certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2019, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2019, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,885,000 to $13,543,000.

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The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$200,585

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$688,641

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$313,526

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $6,936,393 and $26,706,462, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the six months ended June 30, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund’s average daily net assets.

For the period from January 1, 2019 through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each classes as follows:

Class A	.28%
Class B	.65%
Class B2	.75%

DWS Equity 500 Index VIP	|	19

For the six months ended June 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$163,860
Class B	8,156
Class B2	5,128
$177,144

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $277,288, of which $46,837 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2019, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2019
Class B	$29,793	$5,398
Class B2	20,157	3,334
	$49,950	$8,732

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2019
Class A	$221	$72
Class B	40	13
Class B2	31	13
	$292	$98

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $7,865, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2019, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $81.

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E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2019.

F. Ownership of the Fund

At June 30, 2019, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 52% and 13%, respectively. At June 30, 2019, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 87%. At June 30, 2019, one participating insurance company was a beneficial owner of record of 86% of the total outstanding Class B2 shares of the Fund.

DWS Equity 500 Index VIP	|	21

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 to June 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2019

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,184.30	$1,181.70	$1,181.60
Expenses Paid per $1,000*	$1.52	$3.52	$3.62

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,023.41	$1,021.57	$1,021.47
Expenses Paid per $1,000*	$1.40	$3.26	$3.36

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.28%	.65%	.67%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

DWS Equity 500 Index VIP	|	23

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

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Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA

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for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

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Notes

vit-equ500-3 (R-028371-8 8/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within six months of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the six-month period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/21/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/21/2019